Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Jun. 30, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.002	$ 0.002
Ordinary shares, authorized	125,000,000	125,000,000
Ordinary shares, issued	11,250,000	11,250,000
Ordinary shares, outstanding	11,250,000	11,250,000